787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

March 15, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Low Duration Bond Portfolio and BlackRock Core Bond Portfolio, each a series of BlackRock Funds II
(File No. 333-142592 and File No. 811-22061)

Ladies and Gentlemen:

On behalf of BlackRock Low Duration Bond Portfolio and BlackRock Core Bond Portfolio (the “Funds”), each a series of BlackRock Funds II, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus, dated January 27, 2012, as amended February 29, 2012, for the Funds. The purpose of the filing is to submit the 497(e) filing dated February 29, 2012 in XBRL for the Funds.

Any questions or comments on this filing should be directed to the undersigned at (212) 728-8510.

Very truly yours,

/s/ Anthony Geron
Anthony Geron

Enclosures

cc: Ben Archibald, Esq., BlackRock Advisors, LLC